SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Financial Instruments
Total Loss	$ 0	$ 48	$ 0
Minimum
Fair Value of Financial Instruments
Maturity period of time deposits		3 months
Maximum
Fair Value of Financial Instruments
Maturity period of time deposits		1 year
Recurring | Level 2
Fair Value of Financial Instruments
Time deposit with the maturity term greater than 3 months but less than 1 year		42,377
Recurring | Total
Fair Value of Financial Instruments
Time deposit with the maturity term greater than 3 months but less than 1 year		$ 42,377